Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Financial Instruments
Schedule of quantitative information regarding market assumptions used in the Level 3 valuation of the PIPE subscription

	April 20, 2026	June 30, 2026
Expected term to De-SPAC (Years)	0.4	0.3
Warrant term	5.0	5.0
Probability of De-SPAC and Market Adjustment	64.0%	73.0%
Forward Risk-Free Rate (Continuous	3.88%	4.18%
Volatility	19.5%	40.0%
Redemption trigger price	$35.00	$35.00
Floor price	$7.28	$7.28

Forge Nano, Inc.
Derivative Financial Instruments
Summary of warrants

	Warrant Shares
	June 30,	December 31,
	2026	2025
Beginning balance	313,127	339,299
Granted	—	—
Exercised	—	(26,172)
Expired	—	—
Ending balance	313,127	313,127

	Warrant Shares
	2025	2024
Beginning balance	339,299	404,729
Granted	—	—
Exercised	(26,172)	(65,430)
Expired	—	—
Ending balance	313,127	339,299

Summary of fair value of derivatives

	June 30,	December 31,
	2026	2025
Derivatives not designated as hedging instruments:
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	14,965	5,624
Total derivatives not designated as hedging instruments	$14,965	$5,624

	2025	2024
Derivatives not designated as hedging instruments:
Conversion feature embedded in convertible debt (Note 16)	$—	$393
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,624	6,264
Total derivatives not designated as hedging instruments	$5,624	$6,657

Schedule of quantitative information regarding market assumptions used in the Level 3 valuation of the PIPE subscription	The following inputs and assumptions were used to value the warrants during as of June 30, 2026 and December 31, 2025:

	Warrants
	June 30,	December 31,
	2026	2025
Expected volatility	50.00%	50.00%
Risk-free rate	4.47%	4.17%
Event date	September 30, 2026	June 4, 2026
Term (in years)	0.17	0.68
The following inputs and assumptions were used to value the warrants during as of December 31, 2025 and 2024:

	Warrants
	2025	2024
Expected volatility	50.00%	50.00%
Risk-free rate	4.17%	4.58%
Event date	June 4, 2026	December 5, 2024
Term (in years)	0.68	0.93

	Conversion Feature
	2025	2024
Expected volatility	—	50.00%
Risk-free rate	—	3.80%
Event date	—	July 5, 2024
Term (in years)	—	2.53

Summary of gain or loss recognized in the statement of operations attributable to derivative instruments

	Amount of Loss Recognized in Earnings		Reported in Statement
	2025	2024	of Operations
Derivative - conversion feature embedded in convertible debt (Note 16)	$—	$—	Interest expense
Change in fair market value	536	366	Interest expense